Consolidated Statement of Changes in Equity - INR (₨) ₨ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share based payment reserve [Member]	Other components of equity [Member]	Retained earnings /(accumulated deficit) [Member]	Equity attributable to owners of parent [Member]	Non-controlling interest [Member]	Compulsorily Convertible Debentures [Member]
Balance at the Beginning at Mar. 31, 2022	₨ 14,476,203	₨ 1,840,238	₨ 19,676,167	₨ 349,123	₨ 77,299	₨ (7,466,624)	₨ 14,476,203	₨ 0
Statements [Line Items]
Total comprehensive income for the year	643,349	0	0	0	(31,173)	674,522	643,349	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	9,906	930	8,976				9,906
Transaction costs related to rights issue of equity shares	(2,799)					(2,799)	(2,799)
Transferred from share based payment reserve on exercise of ESOP	6,968				6,968		6,968
Share – based payment transactions	12,061			12,061			12,061
Balance at the Ending at Mar. 31, 2023	15,145,688	1,841,168	19,685,143	361,184	53,094	(6,794,901)	15,145,688	0	₨ 0
Statements [Line Items]
Total comprehensive income for the year	154,681	0	0	0	(14,258)	168,939	154,681	0	0
Compulsorily Convertible Debentures presented as Equity	0	0	0	0	0	0	2,723,924	0	2,723,924
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	41,829	4,978	36,851	0			41,829		0
Transaction costs related to rights issue of equity shares							0		0
Transferred from share based payment reserve on exercise of ESOP	0		10,792	(16,142)	5,350		0		0
Share – based payment transactions	7,472			7,472			7,472		0
Balance at the Ending at Mar. 31, 2024	15,349,670	1,846,146	19,732,786	352,514	44,186	(6,625,962)	18,073,594	0	2,723,924
Statements [Line Items]
Total comprehensive income for the year	(771,526)	0	0	0	13,432	(784,958)	(771,526)	0	0
Reclassification of Compulsorily Convertible Debentures	0	0	0	0	0	0	681,909	0	681,909
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	32,045	7,710	24,335	0			32,045		0
Rights issue shares	2,499,990	2,499,990	0	0			2,499,990		0
Transaction costs related to rights issue of equity shares	(52,400)					(52,400)	(52,400)		0
Debenture premium on issue of Non-Convertible Debentures	5,800		5,800				5,800
Dividend paid on Non-Cumulative Compulsorily Convertible Preference Shares	(22,500)					(22,500)	(22,500)
Acquisition of equity shares in subsidiary without change in control	(87,749)					(87,749)	(87,749)
Acquisition of preference shares in subsidiary without change in control	(230,500)					(230,500)	(230,500)
Transferred from share based payment reserve on exercise of ESOP	0		17,377	(103,773)	86,396		0		0
Share – based payment transactions	1,880			1,880			1,880		0
Balance at the Ending at Mar. 31, 2025	₨ 16,724,710	₨ 4,353,846	₨ 19,780,298	₨ 250,621	₨ 144,014	₨ (7,804,069)	₨ 20,130,543	₨ 0	₨ 3,405,833